Client Name:
Client Project Name:	BRAVO 2023-NQM3
Start - End Dates:	9/13/2017 - 6/9/2022
Deal Loan Count:	293

Conditions Report 2.0

Loans in Report:	293
Loans with Conditions:	229

192 - Total Active Conditions
192 - Non-Material Conditions
170 - Credit Review Scope
116 - Category: Application
5 - Category: Assets
24 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
3 - Category: Insurance
8 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
2 - Category: Title
4 - Property Valuations Review Scope
4 - Category: Property
18 - Compliance Review Scope
1 - Category: Compliance Manual
2 - Category: Documentation
5 - Category: Federal Consumer Protection
2 - Category: RESPA
2 - Category: Right of Rescission
3 - Category: State Consumer Protection
2 - Category: State Prepayment Penalty
1 - Category: TILA/RESPA Integrated Disclosure
200 - Total Satisfied Conditions

41 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Application
5 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: DTI
5 - Category: Income/Employment
6 - Category: Insurance
4 - Category: Legal Documents
7 - Category: Terms/Guidelines
113 - Property Valuations Review Scope
90 - Category: Appraisal
2 - Category: FEMA
2 - Category: Property
19 - Category: Value
46 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
17 - Category: Compliance Manual
2 - Category: Documentation
6 - Category: RESPA
2 - Category: Right of Rescission
18 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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